Other non-current liabilities (Finance lease obligation) (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of other non-current liabilities [line items]
Government grants - Other government grants	¥ 1,089,689	¥ 324,325
Financial liabilities	887,000	640,000
Non current Financial liabilities	1,041,360	694,381
Huaneng Power International, Inc. Jining Power Plant ("Jining Power Plant")
Disclosure of other non-current liabilities [line items]
Government grants - Other government grants	793,000
Within 1 year [member]
Disclosure of other non-current liabilities [line items]
Non current Financial liabilities	90,847	77,741
After 1 year but within 2 years
Disclosure of other non-current liabilities [line items]
Non current Financial liabilities	104,837	72,346
After 2 years but within 5 years
Disclosure of other non-current liabilities [line items]
Non current Financial liabilities	175,691	140,963
After 5 years
Disclosure of other non-current liabilities [line items]
Non current Financial liabilities	¥ 669,985	¥ 403,331